Cash-settled share-based payment provision - Share-based payment expense movement in long-term provisions (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	R (440)	R 655	R (237)
Decrease in share price	30.00%
Share price (closing)	R 350.21
Share Appreciation Right (SARs)
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	R (440)	655	(342)
SARs with no CPTs
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	(6)	117	(110)
SARs with CPTs
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	R (434)	R 538	(232)
Long-term incentive cash settled
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions			R 105